                                        File No. 33-79170, 811-8524
                                        Filed under Rule 497(e)
EQUITABLE LIFE INSURANCE COMPANY OF IOWA
909 Locust Street, Des Moines, Iowa 50309
                                        Tel: 800-648-6810
                                        Fax:  (302) 576-3430



July 17, 1998




Dear Equi-Select Contractowner:

On December 15, 1997, we, together with The GCG Trust (the "GCG Trust"), the Equi-Select Series Trust (the "ESS Trust"), our affiliated insurance companies and the separate accounts invested in the Trusts, filed an application (the "Application") with the Securities and Exchange Commission (the "SEC"). We are pleased to notify you that we expect the SEC to issue an order, on or about August 12, 1998, granting the relief requested by the Application. A notice of the Application was published by the SEC on July 16, 1998, in anticipation of the order to be issued by them. This order will permit separate accounts investing in the ESS Trust Portfolios to substitute shares of certain GCG Trust Series for shares of the ESS Trust Portfolios as described in the current prospectuses for your variable contract and the Trusts. See "Investment Options, Proposed Trust Consolidation" in your variable contract prospectus. The consolidation of the ESS Trust into the GCG Trust is expected to take place after the close of business on August 14, 1998, or as soon thereafter as is administratively feasible. Affected contractowners will receive confirmations after the substitution has taken place.

You may transfer funds from any ESS Trust Portfolio to any currently available GCG Trust Series prior to the substitution or among any other investment options free of any Transfer Fee from now until 30 days after the substitution has taken place. After substitution, Series of the GCG Trust will continue to be available for allocation purposes, but the Portfolios of the ESS Trust will no longer be available.

If you have any questions regarding the substitution, please contact Customer Service at 800-344-6855.

Equitable Life Insurance Company of Iowa
Customer Service



Equi-Select

                                        File No. 33-79170, 811-8524
                                        Filed under Rule 497(e)

          Equitable Life Insurance Company of Iowa


                    PROSPECTUS SUPPLEMENT


                        July 17, 1998


                           to the
           Equi-Select Variable Annuity Prospectus
                     Dated June 1, 1998


|-------------------------------------------------------------------|
|                                                                   |
|    On  December 15, 1997, Equitable Life Insurance Company  of    |
|    Iowa  ("Equitable Life"), together with The GCG Trust  (the    |
|    "GCG  Trust"),  the  Equi-Select  Series  Trust  (the  "ESS    |
|    Trust"),  Equitable  Life's affiliated insurance  companies    |
|    and the separate accounts invested in the Trusts, filed  an    |
|    application  (the  "Application") with the  Securities  and    |
|    Exchange Commission (the "SEC"). Equitable Life is  pleased    |
|    to  notify contractowners that they expect the SEC to issue    |
|    an  order, on or about August 12, 1998, granting the relief    |
|    requested  by the Application.  A notice of the Application    |
|    was  published by the SEC on July 16, 1998, in anticipation    |
|    of  the order to be issued by them.  This order will permit    |
|    separate accounts investing in the ESS Trust Portfolios  to    |
|    substitute shares of certain GCG Trust Series for shares of    |
|    the  ESS  Trust  Portfolios  as described  in  the  current    |
|    prospectuses for each variable contract and the Trusts. See    |
|    "Investment Options, Proposed Trust Consolidation"  in  the    |
|    variable contract prospectus.  The consolidation of the ESS    |
|    Trust  into  the GCG Trust is expected to take place  after    |
|    the  close  of  business on August 14,  1998,  or  as  soon    |
|    thereafter   as  is  administratively  feasible.   Affected    |
|    contractowners   will  receive  confirmations   after   the    |
|    substitution has taken place.                                  |
|                                                                   |
|    Contractowners  may  transfer  funds  from  any  ESS  Trust    |
|    Portfolio to any currently available GCG Trust Series prior    |
|    to  the  substitution or among any other investment options    |
|    free  of any Transfer Fee from now until 30 days after  the    |
|    substitution  has taken place.  After substitution,  Series    |
|    of  the  GCG  Trust  will  continue  to  be  available  for    |
|    allocation  purposes, but the Portfolios of the  ESS  Trust    |
|    will no longer be available.                                   |
|                                                                   |
|    If  you  have  any  questions regarding  the  substitution,    |
|    please contact Customer Service at 800-344-6855.               |
|                                                                   |
|-------------------------------------------------------------------|

     This  supplement  should be retained with your  Equi-Select
     Prospectus.



5344-SUB                                         7/17/98